FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES (Tables)	6 Months Ended
Jun. 30, 2023
Notes and other explanatory information [abstract]
Summary of maturity

December 31, 2022 (Audited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	824	—	—	—	824
Trade payables	—	20,326	—	—	20,326
Financial liabilities in other payables and accruals	—	6,749	—	—	6,749
Due to related companies	—	3,408	—	—	3,408
Due to the Shareholder	—	7,153	—	—	7,153
Lease liabilities	—	1,387	1,691	243	3,321
Interest-bearing loans and borrowings	—	6,729	29,005	71,197	106,931

	824	45,752	30,696	71,440	148,712

June 30, 2023 (Unaudited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	CNY	CNY	CNY	CNY	CNY

Derivative financial liabilities	958	—	—	—	958
Trade payables	—	21,529	—	—	21,529
Financial liabilities in other payables and accruals	—	83,809	—	—	83,809
Due to related companies	—	6,117	—	—	6,117
Due to the Shareholder	—	184,054	—	—	184,054
Lease liabilities	—	1,482	1,051	194	2,727
Interest-bearing loans and borrowings	—	7,159	28,597	67,807	103,563

	958	304,150	29,648	68,001	402,757

June 30, 2023 (Unaudited)	On demand	Less than 1 year	1 to 5 years	More than 5 years	Total
	USD	USD	USD	USD	USD

Derivative financial liabilities	132	—	—	—	132
Trade payables	—	2,968	—	—	2,968
Financial liabilities in other payables and accruals	—	11,555	—	—	11,555
Due to related companies	—	843	—	—	843
Due to the Shareholder	—	25,375	—	—	25,375
Lease liabilities	—	204	145	27	376
Interest-bearing loans and borrowings	—	987	3,943	9,348	14,278

	132	41,932	4,088	9,375	55,527